Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Statutory Reserves [Line Items]
Exchange rate	6.7896
Revenue recognized that was included in the deferred revenue balance at the beginning of the year	¥ 426,470	¥ 163,280
The aggregate amount of transaction price allocated to unsatisfied performance obligations	¥ 1,045,300